Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2011
Subsequent Events

Note 5—Subsequent Events:

Management has evaluated subsequent events, as defined by FASB ASC 855, Subsequent Events, through the date that the financial statements were available to be issued, September 6, 2011.

On February 4, 2011, the Company executed a seven month lease agreement effective March 1, 2011 for new office space that requires monthly payments of $1,657 which expires on September 30, 2011. Concurrent with the execution of the lease agreement, the Company provided the landlord with a security deposit in the amount of $1,897.

On August 18, 2011 (“Execution Date”), the Company entered into an exclusive license agreement with a large pharmaceutical company for the worldwide rights to make, use, lease and sell neratinib. The license will become effective as of the date (“Closing”) on which the conditions set forth in the agreement are satisfied or waived. If the Closing does not occur within sixty calendar days of the Execution Date of the agreement, the agreement shall terminate. For the Closing to occur, the Company will provide confirmation to the pharmaceutical company that the Company has issued and sold equity securities resulting in gross proceeds of at least $25 million and that the net worth of the Company immediately following such financing shall be at least $22.5 million. The license agreement requires the Company to make aggregate milestone payments up to $187.5 million, payable upon the achievement of certain regulatory and sales milestones. Should neratinib become commercialized, the Company will be obligated to pay to the pharmaceutical company an annual royalty based on net sales of the product.

On September 2, 2011, the stockholder advanced the Company $150,000 to fund its operations until such time as the Company can complete an equity placement. The advance is unsecured, non-interest bearing and due on demand.

Note 6—Subsequent Events:

Private Placement:

On October 4, 2011, Puma entered into a securities purchase agreement with certain accredited institutional investors pursuant to which Puma agreed to sell a total of 14,666,733 shares of common stock in a private placement offering (the “Offering”) at a price of $3.75 per share, for gross proceeds of approximately $55 million before deducting selling commissions and expenses. In addition, warrants were issued to each Offering investor which will allow them to purchase an additional number of shares of common stock in the event Puma engages in certain dilutive issuances following the Offering. Puma agreed to reimburse an investor for all of its reasonable fees and expenses associated with this agreement subject to a maximum aggregate amount of $125,000. The Offering closed on October 4, 2011.

Pursuant to the registration rights agreement (the “Registration Rights Agreement”) provided in the Offering, Puma intends to file a shelf registration statement covering the resale of the shares of Puma’s common stock, including the common stock issuable upon exercise of the outstanding warrants, held by the investors in the private placement. Puma is required to file the shelf registration statement within 60 days of the closing date of the Merger (as defined below); provided, however, that this deadline may be extended by 30 days under certain circumstances. Puma is also required to use reasonable best efforts to cause the shelf registration statement to become effective no later than 180 days after it is filed with the SEC. Puma is further required to use its best efforts to qualify the shares included in the shelf registration statement for listing on a national securities exchange or comparable trading system within 12 months of the date the registration statement is declared effective.

If the registration statement is not filed within the timeframe specified above, then Puma will be liable to each investor for liquidated damages, on a 30-day basis, equal to 1.0% of the aggregate purchase price paid by the investor for the registrable shares of Puma common stock then held by the investor; provided, however, that the aggregate amount of liquidated damages payable by Puma to each investor shall not exceed 10.0% of the aggregate purchase price paid by the investor in the private placement. The Registration Rights Agreement also provides for the payment of liquidated damages in the event Puma suspends the use of the shelf registration statement in excess of permitted periods. The Registration Rights Agreement also gives the investors piggyback registration rights with respect to the registration for resale of all or any portion of the shares of common stock held by Puma’s CEO in a firm commitment underwritten offering.

In connection with the Offering, on August 3, 2011, Puma entered into a letter agreement with Leerink Swann & Company, Inc. (the “Placement Agent”) whereby the Placement Agent agreed to act as placement agent in connection with the placement of the shares of common stock. In consideration for the Placement Agent’s services, Puma agreed to pay the Placement Agent aggregate cash commissions equal to 6% of the gross cash proceeds from the Offering, not to exceed $3.6 million. Puma also agreed to pay the Placement Agent up to $75,000 as a non-accountable reimbursement allowance. Puma paid the Placement Agent $2,338,215 for services and $75,000 for reimbursable expenses for the private placement transaction.

Warrant Issued to the CEO:

At the closing of the private placement, Puma issued a warrant to the CEO. This warrant is exercisable only in the event that Puma conducts an additional offering of securities resulting in gross cash proceeds of at least $15 million subsequent to the closing of the Merger and an additional private placement. The warrant has an exercise price equal to the price paid per share in such additional offering, and is exercisable for the number of shares necessary for the CEO to maintain an ownership of 20% of the outstanding shares of Puma common stock after such additional offering.

Agreement and Plan of Merger:

On September 29, 2011, Puma entered into an agreement and plan of merger (the “Merger Agreement”), with Innovative Acquisitions Corp. (the “Company”) and its wholly-owned subsidiary, IAC Merger Corporation (“Merger Sub”). On October 4, 2011, Puma completed a reverse merger in which Merger Sub merged with and into Puma and Puma became a wholly-owned subsidiary of the Company (the “Merger”).

At the effective time of the Merger, Puma’s then issued and outstanding shares of common stock were exchanged for shares of common stock of the Company, so that Puma’s then existing stockholders would have the same percentage of the issued and outstanding shares of the Company’s common stock as they held in Puma prior to the Merger, on a fully diluted basis. At the effective time of the Merger, each share of Puma common stock that was outstanding immediately prior to the effective time was cancelled, with one share of Puma common stock issued to the Company. Concurrently, the Company redeemed all of its shares from its pre-Merger stockholders in exchange for an aggregate consideration of $40,000 paid by Puma. Puma paid $40,000 for the Company’s professional fees associated with the Merger, directly to the service providers.

Upon completion of the Merger, Puma merged with and into the Company, and the Company adopted Puma’s business plan and changed its name to “Puma Biotechnology, Inc.” Further, upon completion of the Merger, the existing officers and directors of the Company resigned and the existing officers and directors of Puma were appointed officers and directors of the Company.

The Merger will be accounted for as a reverse acquisition with Puma as the accounting acquirer and the Company as the accounting acquiree. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction, in substance, rather than a business combination, for accounting purposes. Accordingly, Puma treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. The consideration in the amount of $80,000 paid to the former stockholders of the Company and their attorney will be recorded as an other expense item and included in Puma’s net loss for the year ending December 31, 2011. The Company is subject to the public reporting requirements of the Securities Exchange Act of 1934, as amended, and has not had significant operations since its inception.